UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02743

DWS Strategic Income Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Strategic Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 61.5%
Consumer Discretionary 7.9%
Advance Auto Parts, Inc., 5.75%, 5/1/2020		1,368,000	1,429,063
AMC Entertainment, Inc.:
8.0%, 3/1/2014		225,000	225,000
8.75%, 6/1/2019		535,000	561,750
American Achievement Corp., 144A, 8.25%, 4/1/2012		115,000	113,563
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		580,000	619,150
ArvinMeritor, Inc.:
8.125%, 9/15/2015 (b)		305,000	306,525
10.625%, 3/15/2018		340,000	370,600
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		270,000	257,175
8.0%, 3/15/2014		115,000	115,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		295,000	298,687
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		240,000	250,200
Brunswick Corp., 144A, 11.25%, 11/1/2016		225,000	258,750
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	67,763
8.0%, 4/15/2020		65,000	68,738
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		190,000	43,938
Carnival Corp., 6.65%, 1/15/2028		1,715,000	1,772,386
Carrols Corp., 9.0%, 1/15/2013		120,000	120,900
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		220,000	230,450
144A, 8.125%, 4/30/2020		145,000	153,337
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,190,000	1,213,800
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		80,000	83,200
Series B, 144A, 9.25%, 12/15/2017		125,000	131,250
Comcast Corp., 5.15%, 3/1/2020		855,000	915,890
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		145,000	150,075
CSC Holdings LLC, 8.5%, 6/15/2015		710,000	764,137
DISH DBS Corp.:
6.375%, 10/1/2011		1,825,000	1,888,875
6.625%, 10/1/2014		335,000	342,537
7.125%, 2/1/2016		620,000	637,050
Easton-Bell Sports, Inc., 9.75%, 12/1/2016		60,000	63,150
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		270,000	675
Ford Motor Co., 7.45%, 7/16/2031 (b)		370,000	358,900
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		120,000	128,400
144A, 9.375%, 11/15/2017		240,000	260,400
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		120,000	134,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	236,175
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		350,000	318,500
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		1,610,000	1,738,800
144A, 12.75%, 4/15/2018		290,000	282,025
Hertz Corp., 8.875%, 1/1/2014		1,435,000	1,478,050
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015		855,000	871,372
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		278,000	255,065
Kabel Deutschland GmbH, 10.625%, 7/1/2014		275,000	286,344
Lear Corp.:
7.875%, 3/15/2018		220,000	228,800
8.125%, 3/15/2020		220,000	228,800
Levi Strauss & Co., 144A, 7.625%, 5/15/2020		365,000	372,300
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	123,900
Macy's Retail Holdings, Inc.,8.375%, 7/15/2015		45,000	50,344
Mediacom Broadband LLC, 8.5%, 10/15/2015		370,000	372,775
Mediacom LLC, 9.125%, 8/15/2019		200,000	203,000
MGM Resorts International:
144A, 9.0%, 3/15/2020		460,000	483,000
10.375%, 5/15/2014		195,000	215,475
11.125%, 11/15/2017		245,000	278,075
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		140,000	130,550
Netflix, Inc., 8.5%, 11/15/2017		120,000	130,200
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		290,000	298,700
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	546,000
Norcraft Holdings LP, 9.75%, 9/1/2012		257,000	240,616
Penn National Gaming, Inc., 8.75%, 8/15/2019		120,000	125,400
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	847,000
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		150,000	156,375
Pinnacle Entertainment, Inc., 8.625%, 8/1/2017		300,000	313,500
Sabre Holdings Corp., 8.35%, 3/15/2016		910,000	914,550
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		400,000	361,520
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		265,000	285,537
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		315,000	324,450
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		525,000	539,437
Standard Pacific Corp.:
8.375%, 5/15/2018		80,000	77,800
10.75%, 9/15/2016		430,000	462,250
Tenneco, Inc., 144A, 7.75%, 8/15/2018		70,000	70,875
Toys "R" Us, Inc., 7.375%, 10/15/2018		270,000	261,900
Travelport LLC:
5.163% ***, 9/1/2014		170,000	163,200
9.875%, 9/1/2014		585,000	604,012
11.875%, 9/1/2016		135,000	145,125
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		55,000	68
United Components, Inc., 9.375%, 6/15/2013		40,000	40,600
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	627,027
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		960,000	981,600
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,065,000	1,387,855
144A, 8.0%, 11/1/2016	EUR	580,000	748,269
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		81,260	33,520
Videotron Ltd.:
6.875%, 1/15/2014		45,000	45,788
9.125%, 4/15/2018		225,000	252,000
Wynn Las Vegas LLC, 144A, 7.75%, 8/15/2020 (c)		275,000	278,781
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,165,000	12

			33,753,031
Consumer Staples 1.8%
Alliance One International, Inc., 10.0%, 7/15/2016		380,000	392,825
Altria Group, Inc., 9.25%, 8/6/2019		855,000	1,100,067
B&G Foods, Inc., 7.625%, 1/15/2018		140,000	144,725
Central Garden & Pet Co., 8.25%, 3/1/2018		210,000	213,150
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		120,000	124,200
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	181,125
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	381,875
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		145,000	139,200
Kraft Foods, Inc., 5.375%, 2/10/2020		855,000	935,243
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	738,319
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		155,000	161,975
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	883,756
Rite Aid Corp., 7.5%, 3/1/2017		175,000	159,906
Smithfield Foods, Inc.:
7.75%, 7/1/2017		930,000	907,912
144A, 10.0%, 7/15/2014		420,000	469,350
SUPERVALU, Inc., 8.0%, 5/1/2016		175,000	176,312
Tops Markets LLC, 144A, 10.125%, 10/15/2015		325,000	344,500
TreeHouse Foods, Inc., 7.75%, 3/1/2018		135,000	142,594
Tyson Foods, Inc., 10.5%, 3/1/2014		195,000	233,025

			7,830,059
Energy 7.4%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		515,000	574,225
12.125%, 8/1/2017		360,000	415,800
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,104,000
Berry Petroleum Co., 10.25%, 6/1/2014		235,000	259,675
Bill Barrett Corp., 9.875%, 7/15/2016		190,000	207,575
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	258,700
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,255,000	1,217,350
Chesapeake Energy Corp.:
6.25%, 1/15/2018		270,000	276,075
6.875%, 11/15/2020		430,000	447,738
7.25%, 12/15/2018		515,000	544,612
9.5%, 2/15/2015		975,000	1,094,437
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	598,000
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		125,000	130,625
144A, 8.5%, 12/15/2019		115,000	120,750
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		390,000	399,750
Colorado Interstate Gas Co., 6.8%, 11/15/2015		115,000	134,067
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		625,000	664,062
144A, 8.25%, 4/1/2020		360,000	387,000
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		185,000	187,775
8.25%, 10/1/2019		85,000	90,950
Crosstex Energy LP, 8.875%, 2/15/2018		305,000	318,725
DCP Midstream LLC, 144A, 5.35%, 3/15/2020		835,000	874,116
El Paso Corp.:
7.25%, 6/1/2018		280,000	296,962
8.25%, 2/15/2016		170,000	184,875
9.625%, 5/15/2012		1,265,000	1,362,104
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		855,000	904,727
Enbridge Energy Partners LP, 5.2%, 3/15/2020		855,000	898,048
EXCO Resources, Inc., 7.25%, 1/15/2011		355,000	357,663
Frontier Oil Corp.:
6.625%, 10/1/2011		180,000	180,900
8.5%, 9/15/2016		40,000	40,800
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		730,000	722,700
Holly Corp., 9.875%, 6/15/2017		450,000	468,562
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		305,000	311,100
Husky Energy, Inc., 7.25%, 12/15/2019		940,000	1,152,077
KCS Energy, Inc., 7.125%, 4/1/2012		945,000	950,906
Linn Energy LLC:
144A, 8.625%, 4/15/2020		295,000	313,438
11.75%, 5/15/2017		340,000	392,700
Mariner Energy, Inc.:
7.5%, 4/15/2013		215,000	221,988
8.0%, 5/15/2017		265,000	291,500
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	691,350
Nexen, Inc., 6.2%, 7/30/2019		440,000	505,072
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		305,000	320,250
OPTI Canada, Inc.:
7.875%, 12/15/2014		1,215,000	1,050,975
8.25%, 12/15/2014		395,000	343,156
144A, 9.0%, 12/15/2012		115,000	117,013
Petrohawk Energy Corp.:
7.875%, 6/1/2015		115,000	119,025
9.125%, 7/15/2013		250,000	260,625
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	217,525
7.625%, 6/1/2018		435,000	441,525
8.625%, 10/15/2019		450,000	478,125
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		165,000	161,700
11.75%, 1/1/2016		255,000	295,800
Range Resources Corp., 6.75%, 8/1/2020 (c)		105,000	105,394
Regency Energy Partners LP:
8.375%, 12/15/2013		293,000	306,918
144A, 9.375%, 6/1/2016		800,000	872,000
Sabine Pass LNG LP:
7.25%, 11/30/2013		870,000	811,275
7.5%, 11/30/2016		155,000	134,850
Southwestern Energy Co., 7.5%, 2/1/2018		320,000	358,400
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	380,550
8.625%, 2/1/2017		685,000	649,894
TransCanada PipeLines Ltd., 6.1%, 6/1/2040		855,000	946,265
Valero Energy Corp., 6.125%, 2/1/2020		950,000	1,030,692
Whiting Petroleum Corp.:
7.25%, 5/1/2012		450,000	451,687
7.25%, 5/1/2013		70,000	71,225
Williams Partners LP, 5.25%, 3/15/2020		1,190,000	1,270,756

			31,749,104
Financials 16.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	476,550
Ally Financial, Inc.:
6.875%, 9/15/2011		1,185,000	1,208,700
7.0%, 2/1/2012		915,000	935,587
7.25%, 3/2/2011		2,880,000	2,908,800
8.0%, 11/1/2031		420,000	410,025
144A, 8.0%, 3/15/2020		515,000	531,094
144A, 8.3%, 2/12/2015		205,000	215,763
American International Group, Inc., Series G, 5.6%, 10/18/2016		1,710,000	1,637,325
Antero Resources Finance Corp., 9.375%, 12/1/2017		180,000	187,650
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	161,460
Barclays Bank PLC, 5.125%, 1/8/2020		855,000	886,865
BBVA Bancomer SA, 144A, 7.25%, 4/22/2020		685,000	718,620
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		115,000	20,700
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		605,000	632,225
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	236,813

CIT Group, Inc.:
7.0%, 5/1/2015		610,650	588,514
7.0%, 5/1/2017		2,045,000	1,927,412
Citigroup Funding, Inc., 5.0% ***, 4/7/2013		1,470,000	1,425,900
Credit Agricole SA, 144A, 3.5%, 4/13/2015		1,006,000	1,019,149
Depfa ACS Bank, 144A, 9.118% ***, 10/6/2023		4,000,000	3,466,400
Discover Bank, 7.0%, 4/15/2020		855,000	910,242
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	382,950
E*TRADE Financial Corp.:
7.375%, 9/15/2013		830,000	795,762
12.5%, 11/30/2017 (PIK)		515,000	579,375
Export-Import Bank of Korea, 5.125%, 6/29/2020		665,000	700,225
Express LLC, 144A, 8.75%, 3/1/2018		255,000	265,200
FCE Bank PLC, 9.375%, 1/17/2014	EUR	600,000	848,351
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		215,000	223,600
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017 (c)		350,000	347,391
7.25%, 10/25/2011		145,000	149,866
7.375%, 2/1/2011		190,000	193,324
7.5%, 8/1/2012		2,500,000	2,614,077
8.125%, 1/15/2020		100,000	106,961
9.875%, 8/10/2011		1,155,000	1,218,446
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	235,200
GE Capital European Funding, 4.25%, 3/1/2017	EUR	1,710,000	2,320,447
General Electric Capital Corp., 5.5%, 1/8/2020		1,360,000	1,467,008
Genworth Financial, Inc., 7.7%, 6/15/2020		545,000	557,918
Hartford Financial Services Group, Inc.:
5.5%, 3/30/2020		305,000	303,018
6.625%, 3/30/2040		515,000	481,822
Hellas Telecommunications Finance SCA, 144A, 8.644% ***, 7/15/2015 (PIK)	EUR	218,377	31
Hexion US Finance Corp., 8.875%, 2/1/2018		1,370,000	1,320,337
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		1,000,000	1,108,650
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		1,000,000	1,017,500
Hutchison Whampoa Finance 09 Ltd., 4.75%, 11/14/2016	EUR	850,000	1,162,907
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		475,000	486,875
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	1,203,051
International Finance Corp., 5.75%, 3/16/2015	AUD	1,715,000	1,577,012
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		225,000	228,938
144A, 8.75%, 3/15/2017		450,000	459,000
iPayment, Inc., 9.75%, 5/15/2014		165,000	151,181
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		165,000	166,238
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		830,000	872,537
Lincoln National Corp., 7.0%, 6/15/2040		1,710,000	1,862,688
National Money Mart Co., 10.375%, 12/15/2016		655,000	686,112
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		267,002	2,964
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		775,000	755,625
11.5%, 5/1/2016		80,000	89,800
Nomura Holdings, Inc., 6.7%, 3/4/2020		535,000	591,235
Nuveen Investments, Inc., 10.5%, 11/15/2015		325,000	319,313
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		700,000	647,500
Pacific Life Global Funding, 144A, 4.42% ***, 2/6/2016		1,739,000	1,677,978
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		280,000	289,450
144A, 9.25%, 4/1/2015		295,000	304,956
PNC Bank NA, 6.875%, 4/1/2018		820,000	935,818
Rabobank Nederland-Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.75%, 1/15/2020		855,000	897,670
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		151,000	157,040
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		450,000	470,250
144A, 8.5%, 5/15/2018		630,000	647,325
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		1,050,000	1,405,684
Royal Bank of Scotland Group PLC, 6.4%, 10/21/2019		855,000	903,181
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		855,000	859,429
SLM Corp., 8.0%, 3/25/2020		125,000	110,938
Sprint Capital Corp.:
7.625%, 1/30/2011		620,000	633,950
8.375%, 3/15/2012		765,000	810,900
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		165,000	170,775
Teachers Insurance & Annuity Association of America, 144A, 6.85%, 12/16/2039		935,000	1,097,847
The Goldman Sachs Group, Inc., 3.7%, 8/1/2015		640,000	644,563
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	1,630,000	2,221,861
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	276,544
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		660,000	875
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		331,372	328,058
Umbrella Acquisition, Inc., 144A, 9.75%, 3/15/2015 (PIK)		230,000	207,863
Vale Overseas Ltd., 5.625%, 9/15/2019		790,000	858,452
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,833,750
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		2,215,000	2,292,525
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	900,000	1,213,885
144A, 11.75%, 7/15/2017		700,000	743,750
144A, 11.75%, 7/15/2017	EUR	320,000	435,774
144A, 12.0%, 12/1/2015		75,000	79,313
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	60,000	71,934
WMG Acquisition Corp., 9.5%, 6/15/2016		210,000	228,375

			71,816,942
Health Care 3.7%
CareFusion Corp., 6.375%, 8/1/2019		855,000	987,527
Community Health Systems, Inc., 8.875%, 7/15/2015		2,970,000	3,111,075
Genzyme Corp., 144A, 5.0%, 6/15/2020		920,000	997,462
HCA, Inc.:
7.875%, 2/15/2020		2,020,000	2,191,700
8.5%, 4/15/2019		200,000	221,000
9.125%, 11/15/2014		595,000	626,238
9.25%, 11/15/2016		1,175,000	1,269,000
9.625%, 11/15/2016 (PIK)		415,000	448,200
9.875%, 2/15/2017		745,000	825,087
IASIS Healthcare LLC, 8.75%, 6/15/2014		1,180,000	1,209,500
inVentiv Health, Inc., 144A, 10.0%, 8/15/2018 (c)		155,000	157,325
Life Technologies Corp., 6.0%, 3/1/2020		1,130,000	1,245,833
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	101,650
The Cooper Companies, Inc., 7.125%, 2/15/2015		385,000	383,556
Valeant Pharmaceuticals International:
144A, 7.625%, 3/15/2020		275,000	327,250
8.375%, 6/15/2016		185,000	209,050
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		310,000	310,000
Watson Pharmaceuticals, Inc., 6.125%, 8/15/2019		1,000,000	1,136,174

			15,757,627
Industrials 5.0%
Acco Brands Corp., 10.625%, 3/15/2015		90,000	99,900
Accuride Corp., 144A, 9.5%, 8/1/2018		400,000	408,000
Actuant Corp., 6.875%, 6/15/2017		150,000	150,750
Aircastle Ltd., 144A, 9.75%, 8/1/2018		155,000	156,163
ARAMARK Corp., 8.5%, 2/1/2015		365,000	377,319
BE Aerospace, Inc., 8.5%, 7/1/2018		435,000	473,062
Belden, Inc.:
7.0%, 3/15/2017		195,000	195,000
144A, 9.25%, 6/15/2019		235,000	254,387
Bombardier, Inc., 144A, 7.75%, 3/15/2020		315,000	339,412
Cenveo Corp.:
8.875%, 2/1/2018		670,000	633,150
144A, 10.5%, 8/15/2016		215,000	217,150
Clean Harbors, Inc., 7.625%, 8/15/2016		185,000	191,013
Congoleum Corp., 8.625%, 8/1/2008 **		480,000	112,800
Corrections Corp. of America, 7.75%, 6/1/2017		285,000	304,237
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		90,000	97,425
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		275,000	284,281
Esco Corp., 144A, 4.412% ***, 12/15/2013		285,000	261,131
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	369,250
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		175,000	177,188
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019		1,140,000	1,240,353
Iron Mountain, Inc., 8.375%, 8/15/2021		80,000	85,000
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		220,000	205,975
10.625%, 10/15/2016		300,000	303,000
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		530,000	547,225
7.625%, 12/1/2013		520,000	536,900
144A, 8.0%, 2/1/2018		595,000	630,700
Kansas City Southern Railway Co., 8.0%, 6/1/2015		395,000	421,169
Masco Corp., 7.125%, 3/15/2020		855,000	870,662
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		520,000	512,200
Mobile Mini, Inc., 9.75%, 8/1/2014		255,000	262,650
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		560,000	548,800
Oshkosh Corp.:
8.25%, 3/1/2017		70,000	73,150
8.5%, 3/1/2020		140,000	146,650
Owens Corning, Inc., 9.0%, 6/15/2019		1,198,000	1,423,066
Ply Gem Industries, Inc., 13.125%, 7/15/2014		425,000	437,750
RailAmerica, Inc., 9.25%, 7/1/2017		184,000	199,180
RBS Global & Rexnord Corp.:
144A, 8.5%, 5/1/2018		675,000	681,750
11.75%, 8/1/2016		95,000	101,650
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		130,000	133,900
Republic Services, Inc., 144A, 5.0%, 3/1/2020		855,000	899,690
Sitel LLC, 144A, 11.5%, 4/1/2018		520,000	416,000
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		175,000	176,313
Textron, Inc., 7.25%, 10/1/2019		1,688,000	1,949,843
Titan International, Inc., 8.0%, 1/15/2012		730,000	759,200
TransDigm, Inc., 7.75%, 7/15/2014		355,000	365,650
Triumph Group, Inc., 8.0%, 11/15/2017		60,000	59,550
United Rentals North America, Inc.:
7.0%, 2/15/2014		570,000	565,725
9.25%, 12/15/2019		510,000	538,050
10.875%, 6/15/2016		250,000	276,250
USG Corp., 144A, 9.75%, 8/1/2014		220,000	229,900
Waste Management, Inc., 4.75%, 6/30/2020		555,000	576,769

			21,276,288
Information Technology 2.7%
Agilent Technologies, Inc., 5.0%, 7/15/2020		610,000	627,331
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		310,000	209,250
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		235,000	236,763
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		345,000	352,763
Equinix, Inc., 8.125%, 3/1/2018		695,000	724,537
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		100,000	104,000
144A, 7.875%, 7/15/2020		130,000	135,850
First Data Corp., 9.875%, 9/24/2015		210,000	169,050
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		690,000	665,850
144A, 9.25%, 4/15/2018		1,120,000	1,156,400
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	155,875
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		120,000	122,700
L-3 Communications Corp.:
5.875%, 1/15/2015		1,470,000	1,499,400
Series B, 6.375%, 10/15/2015		270,000	276,750
ManTech International Corp., 144A, 7.25%, 4/15/2018		115,000	117,300
MasTec, Inc., 7.625%, 2/1/2017		270,000	263,250
NXP BV:
3.276% ***, 10/15/2013		760,000	718,200
7.875%, 10/15/2014		525,000	528,938
144A, 9.75%, 8/1/2018		200,000	210,500
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		120,000	118,800
Seagate Technology International, 144A, 10.0%, 5/1/2014		120,000	140,400
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,065,000	1,118,250
10.625%, 5/15/2015		300,000	332,250
Unisys Corp., 144A, 12.75%, 10/15/2014		395,000	450,300
Vangent, Inc., 9.625%, 2/15/2015		155,000	148,025
Western Union Co., 6.2%, 6/21/2040		855,000	914,660

			11,497,392
Materials 6.6%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		111,000	93,518
ArcelorMittal, 6.125%, 6/1/2018		1,250,000	1,356,292
Ashland, Inc., 9.125%, 6/1/2017		275,000	312,469
Ball Corp.:
7.125%, 9/1/2016		135,000	145,125
7.375%, 9/1/2019		135,000	145,800
Berry Plastics Corp.:
8.25%, 11/15/2015		540,000	552,150
144A, 9.5%, 5/15/2018		355,000	333,700
Boise Paper Holdings LLC, 8.0%, 4/1/2020		160,000	165,600
CF Industries, Inc., 6.875%, 5/1/2018		145,000	152,250
Clondalkin Acquisition BV, 144A, 2.537% ***, 12/15/2013		215,000	185,975
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	238,231
CPG International I, Inc., 10.5%, 7/1/2013		520,000	525,200
Crown Americas LLC, 144A, 7.625%, 5/15/2017		230,000	243,800
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	125,000	166,152
Domtar Corp., 10.75%, 6/1/2017 (b)		230,000	283,475
Dow Chemical Co.:
7.375%, 11/1/2029		1,710,000	1,948,384
8.55%, 5/15/2019		1,710,000	2,135,573
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,320,000	1,268,850
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	589,425
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	411,888
10.0%, 3/31/2015		460,160	404,941
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		330,000	342,787
144A, 7.125%, 1/15/2017		180,000	187,425
144A, 8.25%, 5/1/2016		300,000	325,500
9.5%, 12/1/2011		1,380,000	1,483,500
Graphic Packaging International, Inc., 9.5%, 6/15/2017		630,000	674,100
Greif, Inc., 7.75%, 8/1/2019		995,000	1,024,850
Hexcel Corp., 6.75%, 2/1/2015		1,030,000	1,019,700
Huntsman International LLC, 144A, 8.625%, 3/15/2020		450,000	441,000
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		300,000	306,000
144A, 9.25%, 5/15/2015	EUR	115,000	152,860
Innophos, Inc., 8.875%, 8/15/2014		100,000	103,125
International Paper Co., 7.95%, 6/15/2018		855,000	1,032,041
Koppers, Inc., 7.875%, 12/1/2019		365,000	377,775
Kronos International, Inc., 6.5%, 4/15/2013	EUR	150,000	175,925
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		925,000	818,625
MeadWestvaco Corp., 7.375%, 9/1/2019		855,000	936,182
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	96,800
NewMarket Corp., 7.125%, 12/15/2016		455,000	457,275
Novelis, Inc.:
7.25%, 2/15/2015		435,000	444,787
11.5%, 2/15/2015		295,000	331,875
Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		220,000	209,275
7.375%, 5/15/2016		418,000	448,305
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		85,000	95,413
Radnor Holdings Corp., 11.0%, 3/15/2010 **		100,000	10
Silgan Holdings, Inc., 7.25%, 8/15/2016		440,000	453,200
Solo Cup Co., 10.5%, 11/1/2013		755,000	788,975
Teck Resources Ltd., 10.75%, 5/15/2019		855,000	1,067,724
Texas Industries, Inc., 144A, 9.25%, 8/15/2020 (c)		455,000	457,275
United States Steel Corp., 7.375%, 4/1/2020		445,000	446,112
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	817,075
Weyerhaeuser Co., 7.375%, 10/1/2019		855,000	929,067
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		340,157	176,882

			28,280,243
Telecommunication Services 6.3%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		2,410,000	2,632,925
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		255,000	252,450
8.75%, 3/15/2018		735,000	718,462
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		225,000	235,688
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,150,000	1,188,812
10.0%, 7/15/2015 (b)		430,000	460,100
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	618,675
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020 (c)		1,800,000	1,812,186
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	513,600
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,010,000	1,032,725
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	257,292	41,502
Frontier Communications Corp.:
6.25%, 1/15/2013		164,000	169,330
144A, 7.875%, 4/15/2015		60,000	63,450
144A, 8.25%, 4/15/2017		375,000	400,313
144A, 8.5%, 4/15/2020		500,000	533,750
144A, 8.75%, 4/15/2022		65,000	69,713
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		112,247	38,164
Hughes Network Systems LLC, 9.5%, 4/15/2014		910,000	946,400
Intelsat Corp.:
9.25%, 8/15/2014		160,000	165,200
9.25%, 6/15/2016		1,915,000	2,044,262
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		305,000	322,538
11.25%, 6/15/2016		330,000	356,400
Intelsat Subsidiary Holding Co. SA:
8.875%, 1/15/2015		975,000	1,011,562
Series B, 144A, 8.875%, 1/15/2015		395,000	407,838
iPCS, Inc., 2.469% ***, 5/1/2013		110,000	104,225
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,000,000	2,090,000
Millicom International Cellular SA, 10.0%, 12/1/2013		1,010,000	1,040,300
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		335,000	333,325
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		295,000	305,325
144A, 8.0%, 10/1/2015		655,000	697,575
Qwest Corp., 7.5%, 10/1/2014		1,654,000	1,806,995
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		190,000	204,250
8.25%, 8/15/2019		115,000	125,925
Sprint Nextel Corp., 8.375%, 8/15/2017		640,000	668,800
Telefonica Emisiones SAU, 6.421%, 6/20/2016		855,000	972,153
Telesat Canada, 11.0%, 11/1/2015		820,000	938,900
West Corp., 9.5%, 10/15/2014		375,000	383,438
Windstream Corp.:
7.0%, 3/15/2019		255,000	246,075
7.875%, 11/1/2017		815,000	829,262
144A, 8.125%, 9/1/2018		435,000	440,981
8.625%, 8/1/2016		40,000	41,700

			27,265,274
Utilities 3.3%
AES Corp.:
8.0%, 6/1/2020		930,000	984,638
144A, 8.75%, 5/15/2013		934,000	948,010
AmerenEnergy Generating Co., 6.3%, 4/1/2020		1,000,000	1,021,136
Calpine Corp., 144A, 7.875%, 7/31/2020		555,000	560,550
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	215,250
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,005,000	1,057,762
Mirant Americas Generation LLC, 8.3%, 5/1/2011		980,000	1,005,725
Mirant North America LLC, 7.375%, 12/31/2013		150,000	154,313
NRG Energy, Inc.:
7.25%, 2/1/2014		2,205,000	2,260,125
7.375%, 2/1/2016		2,120,000	2,162,400
7.375%, 1/15/2017		1,795,000	1,817,437
NV Energy, Inc.:
6.75%, 8/15/2017		415,000	421,772
8.625%, 3/15/2014		100,000	103,000
RRI Energy, Inc., 7.875%, 6/15/2017		145,000	137,388
Suburban Propane Partners LP, 7.375%, 3/15/2020		90,000	93,600
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,272,036

			14,215,142

Total Corporate Bonds (Cost $254,549,112)			263,441,102
Mortgage-Backed Securities Pass-Throughs 2.0%
Government National Mortgage Association, 4.5%, 5/1/2039 (c) (Cost $8,324,219)		8,000,000	8,435,625
Asset-Backed 0.6%
Miscellaneous
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.624% ***, 11/10/2019		1,740,824	1,651,873
Duane Street CLO, "A", Series 2005-1A, 144A, 0.624% ***, 11/8/2017		970,375	895,171

Total Asset-Backed (Cost $2,337,837)			2,547,044
Commercial Mortgage-Backed Securities 2.0%
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040		3,719,000	3,843,060
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039		998,883	1,034,200
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.454% ***, 7/15/2041		2,000,000	1,282,952
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,677,876

Total Commercial Mortgage-Backed Securities (Cost $8,710,625)			8,838,088
Collateralized Mortgage Obligations 2.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.515% ***, 2/25/2034		959,490	851,983
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.963% ***, 12/25/2035		2,896,160	2,749,253
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		873,215	842,423
Government National Mortgage Association, "XA", Series 2009-118, 5.0%, 12/20/2039		1,512,625	1,539,230
Merrill Lynch Mortgage Investors Trust:
"2A", Series 2003-A6, 3.598% ***, 10/25/2033		1,482,648	1,448,297
"2A1A", Series 2005-A9, 5.062% ***, 12/25/2035		814,196	810,174
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 2.009% ***, 10/25/2035		2,226,041	2,015,738
Vericrest Opportunity Loan Transferee, "M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039		850,000	837,250
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 4.771% ***, 10/25/2035		914,094	859,161

Total Collateralized Mortgage Obligations (Cost $11,131,140)			11,953,509
Government & Agency Obligations 19.9%
Other Government Related (d) 6.3%
Citibank NA, FDIC Guaranteed, 0.39% ***, 5/7/2012		3,250,000	3,257,972
International Bank for Reconstruction & Development, 5.25%, 4/9/2025		1,710,000	1,708,290
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.787% ***, 12/26/2012		1,158,000	1,167,629
Kreditanstalt fuer Wiederaufbau, 1.35%, 1/20/2014	JPY	1,599,000,000	19,126,627
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		1,570,000	1,664,029

			26,924,547
Sovereign Bonds 8.1%
Federative Republic of Brazil:
8.875%, 10/14/2019		950,000	1,282,500
12.5%, 1/5/2016	BRL	1,155,000	726,946
Government of Canada, 4.5%, 6/1/2015	CAD	2,700,000	2,891,827
Republic of Argentina, 5.83%, 12/31/2033	ARS	450	110
Republic of Chile, 3.875%, 8/5/2020 (c)		695,000	694,138
Republic of El Salvador, 144A, 7.65%, 6/15/2035		745,000	780,388
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	135,000
Republic of Greece, 3.6%, 7/20/2016	EUR	4,150,000	3,826,592
Republic of Indonesia, 144A, 6.875%, 3/9/2017		2,035,000	2,340,250
Republic of Lithuania, 144A, 7.375%, 2/11/2020		980,000	1,079,099
Republic of Panama, 9.375%, 1/16/2023		2,075,000	2,822,000
Republic of Peru, 7.35%, 7/21/2025		1,590,000	1,987,500
Republic of Poland, 6.375%, 7/15/2019		1,740,000	1,974,900
Republic of South Africa, 6.875%, 5/27/2019		1,215,000	1,432,181
Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		390,000	422,175
Republic of Uruguay:
7.625%, 3/21/2036		605,000	733,563
9.25%, 5/17/2017		735,000	951,825
Republic of Venezuela, 9.25%, 9/15/2027		770,000	561,330
Russian Federation:
144A, 5.0%, 4/29/2020		805,000	811,037
REG S, 7.5%, 3/31/2030		2,295,060	2,661,581
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		385,000	427,350
United Kingdom Treasury Bond, 3.75%, 9/7/2019	GBP	4,000,000	6,507,701

			35,049,993
US Government Sponsored Agencies 1.0%
Federal Home Loan Bank, 1.75%, 8/22/2012 (e)		2,500,000	2,552,795
Federal National Mortgage Association, 1.75%, 3/23/2011		1,640,000	1,655,019

			4,207,814
US Treasury Obligations 4.5%
US Treasury Bill, 0.22% ****, 9/16/2010 (f)		122,000	121,977
US Treasury Bond, 4.625%, 2/15/2040		6,511,000	7,240,434
US Treasury Notes:
0.875%, 2/29/2012 (e)		5,000,000	5,033,200
1.875%, 6/30/2015		950,000	964,028
2.5%, 3/31/2015 (b)		900,000	942,120
3.5%, 5/15/2020 (b)		4,718,000	4,954,655

			19,256,414

Total Government & Agency Obligations (Cost $80,885,574)			85,438,768
Loan Participations and Assignments 3.4%
Senior Loans*** 2.9%
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015		210,000	212,100
Buffets, Inc.:
First Lien Letter of Credit, 7.525%, 4/22/2015		43,526	33,732
Term Loan B, 12.0%, 4/21/2015		404,021	366,215
Charter Communications Operating LLC:
Replacement Term Loan, 2.32%, 3/6/2014		124,173	118,030
Term Loan, 3.79%, 9/6/2016		1,198,228	1,145,806
New Term Loan, 7.25%, 3/6/2014		922,691	941,915
Clarke American Corp., Term Loan B, 2.816%, 6/30/2014		130,736	112,923
Ford Motor Co., Term Loan, 3.35%, 12/16/2013		1,388,120	1,350,384
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.316%, 3/26/2014		969,615	788,016
Letter of Credit, 2.633%, 3/26/2014		57,818	46,990
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.813%, 5/6/2013		658,554	625,626
Term Loan C2, 2.813%, 5/6/2013		324,068	307,865
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		549,012	518,358
Kabel Deutschland GmbH, Term Loan, 7.983%, 12/19/2014 (PIK)	EUR	1,665,016	2,132,283
Nuveen Investments, Inc., First Lien Term Loan, 3.533%, 11/13/2014		541,337	482,872
OSI Restaurant Partners LLC:
Term Loan, 2.786%, 6/14/2013		59,203	51,813
Term Loan B, 2.875%, 6/14/2014		653,273	571,732
Sabre, Inc., Term Loan B, 2.316%, 9/30/2014		178,147	161,702
Sbarro, Inc., Term Loan, 4.825%, 1/31/2014		198,000	182,655
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.845%, 10/10/2014		1,779,675	1,384,774
Term Loan B2, 4.066%, 10/10/2014		96,317	75,113
Tribune Co., Term Loan B, 5.25%, 6/4/2014 **		365,375	233,509
US Foodservice, Inc., Term Loan B, 2.82%, 5/29/2012		492,462	429,262
VML US Finance LLC:
Delayed Draw Term Loan B, 5.04%, 5/25/2012		97,409	96,180
Term Loan B, 5.04%, 5/27/2013		168,641	166,513

			12,536,368
Sovereign Loans 0.5%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		1,050,000	1,057,875
VTB Bank, 144A, 6.875%, 5/29/2018		855,000	893,475

			1,951,350

Total Loan Participations and Assignments (Cost $14,857,023)			14,487,718
Municipal Bonds and Notes 0.1%
Oregon, State Department of Transportation Highway, User Tax Revenue, Build America Bonds, Series A, 5.834%, 11/15/2034 (Cost $480,000)		480,000	517,425
Preferred Securities 0.9%
Financials 0.8%
Capital One Capital VI, 8.875%, 5/15/2040		1,670,000	1,766,025
JPMorgan Chase Capital XXIII, 1.436% ***, 5/15/2047		1,000,000	715,538
USB Capital XIII Trust, 6.625%, 12/15/2039		855,000	895,424

			3,376,987
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	422,675

Total Preferred Securities (Cost $3,555,143)			3,799,662

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $14,000)	14	14,000

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	36,817
Dex One Corp.*	2,278	41,278
SuperMedia, Inc.*	426	8,984
Vertis Holdings, Inc.*	3,350	0

		87,079
Industrials 0.0%
Quad Graphics, Inc.*	278	11,826
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821

		9,838

Total Common Stocks (Cost $1,367,299)		108,743
Warrants 0.0%
Consumer Discretionary 0.0%
Readers Digest Association, Inc., Expiration Date 2/19/2014*	574	17
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	315	0

Total Warrants (Cost $70,220)		17
Open-End Investment Company 2.4%
DWS Floating Rate Plus Fund "Institutional" (g) (Cost $9,239,065)	1,114,287	10,140,012

	Contract Amount	Value ($)
Call Options Purchased 0.0%
Floating Rate— LIBOR, Effective Date 5/16/2011, Expiration Date 5/12/2016, Cap Rate 3.0% (Cost $334,540)	86,000,000	14,068

	Shares	Value ($)
Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.33% (h) (i) (Cost $5,212,443)	5,212,443	5,212,443
Cash Equivalents 5.6%
Central Cash Management Fund, 0.25% (h) (Cost $23,844,584)	23,844,584	23,844,584

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $424,912,824) †	102.4	438,792,808
Other Assets and Liabilities, Net	(2.4)	(10,218,273)

Net Assets	100.0	428,574,535

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	115,000	USD	115,147	20,700
CanWest MediaWorks LP	9.25%	8/1/2015	190,000	USD	190,000	43,938
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	112,800
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	270,000	USD	272,475	675
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	112,247	USD	106,814	38,164
New ASAT (Finance) Ltd.	9.25%	2/1/2011	267,002	USD	234,175	2,964
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	10
Tribune Co.	5.25%	6/4/2014	365,375	USD	365,147	233,509
Tropicana Entertainment LLC	9.625%	12/15/2014	660,000	USD	520,338	875
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	55,000	USD	56,100	68
Young Broadcasting, Inc.	8.75%	1/15/2014	1,165,000	USD	1,079,224	12
					3,479,533	453,715

***
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $425,744,658.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $13,048,150.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,682,295 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,634,145.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $5,090,549 which is 1.2% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2010, this security has been pledged, in whole or in part, as collateral for open swap and option contracts.
(f)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At July 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	9/21/2010	191	23,648,188	374,041
AEX Index	EUR	8/20/2010	27	2,316,233	(18,038)
CAC 40 Index	EUR	8/20/2010	94	4,460,698	(118)
DAX Index	EUR	9/17/2010	1	200,913	(68)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	12	2,010,240	(9,561)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2010	621	88,378,907	(168,972)
FTSE MIB Index	EUR	9/17/2010	17	2,332,438	144,652
IBEX 35 Index	EUR	8/20/2010	12	1,636,262	40,925
NASDAQ E-Mini 100 Index	USD	9/17/2010	34	1,266,330	10,633
TOPIX Index	JPY	9/10/2010	16	1,568,609	(22,733)
United Kingdom Long Gilt Bond	GBP	9/28/2010	42	8,008,028	132,737
Total net unrealized appreciation					483,498

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2010	61	5,861,777	36,641
10 Year Canadian Government Bond	CAD	9/21/2010	90	10,851,126	(263,015)
10 Year Japanese Government Bond	JPY	9/9/2010	9	14,775,855	(6,378)
2 Year US Treasury Note	USD	9/30/2010	13	2,848,625	(12,620)
ASX SPI 200 Index	AUD	9/16/2010	24	2,422,605	23,276
DJ Euro Stoxx 50 Index	EUR	9/17/2010	173	6,188,467	(101,901)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	232	38,864,643	112,377
FTSE 100 Index	GBP	9/17/2010	25	2,057,547	(175,664)
Hang Seng Index	HKD	8/30/2010	1	134,992	(573)
Russell 2000 E-Mini Index	USD	9/17/2010	5	324,800	388
S&P 500 E-Mini Index	USD	9/17/2010	9	494,235	(5,488)
S&P TSE 60 Index	CAD	9/16/2010	17	2,260,824	(6,319)
Total net unrealized depreciation					(399,276)

At July 31, 2010, open written interest rate options contract was as follows:

Effective/ Expiration Date	Cash Flows Paid	Contract Amount	Strike Rate (%)	Value ($)	Premiums Received ($)	Unrealized Depreciation ($)

5/16/2011 5/16/2012	30-Year USD Swap Rate - 10-Year USD Swap Rate	171,000,000	0.6	(248,018)	(181,260)	(66,758)

At July 31, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 3/20/2015	2,250,000	1	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, A+	(64,387)	(59,344)	(5,043)
9/21/2009 12/20/2014	2,250,000	2	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(68,806)	(75,116)	6,310
9/21/2009 12/20/2014	2,250,000	1	1.0%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(37,868)	(36,563)	(1,305)
3/22/2010 6/20/2015	16,000,000	2	1.0%	Markit CDX.NA.IG	18,236	187,729	(169,493)
3/22/2010 6/20/2015	13,000,000	1	1.0%	Markit CDX.NA.IG	21,315	85,409	(64,094)
3/22/2010 6/20/2015	13,000,000	1	1.0%	Markit CDX.NA.IG	21,678	71,956	(50,278)
3/22/2010 6/20/2015	13,000,000	3	1.0%	Markit CDX.NA.IG	23,122	46,410	(23,288)
Total net unrealized depreciation							(307,191)

At July 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

9/21/2009 12/20/2014	1,710,000	4	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	(51,665)	(43,280)	(8,385)
3/22/2010 6/20/2015	1,710,000	1	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BB	(21,896)	(9,701)	(12,195)
Total unrealized depreciation							(20,580)

(j)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At July 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

10/27/2010 10/27/2020	6,500,000	1	Fixed — 4.12%	Floating — LIBOR	(653,117)	2,275	(655,392)
11/24/2010 11/24/2020	9,700,000	5	Fixed — 3.96%	Floating — LIBOR	(807,517)	4,409	(811,926)
4/20/2009 4/20/2024	2,500,000	1	Floating — LIBOR	Floating — 8.03%††	(13,682)	—	(13,682)
5/15/2009 5/15/2024	2,500,000	1	Floating — LIBOR	Floating — 7.5%††	43,494	—	43,494
11/15/2009 11/15/2024	3,000,000	5	Floating — LIBOR	Floating — 8.7%††	241,250	—	241,250
Total net unrealized depreciation							(1,196,256)

†† These interest rate swaps are shown at their current rate as of July 31, 2010.
LIBOR: London InterBank Offered Rate
At July 31, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/28/2010 6/1/2012	15,500,000	3	0.45%	Global Interest Rate Strategy Index	(261,677)	10,333	(272,010)

Counterparties:
1	Morgan Stanley
2	The Goldman Sachs & Co.
3	Citigroup, Inc.
4	JPMorgan Chase Securities, Inc.
5	Barclays Capital PLC

As of July 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	5,107,274	AUD	5,932,000	8/18/2010	254,251	Royal Bank of Scotland PLC
USD	1,708,480	NZD	2,432,000	8/18/2010	55,345	Royal Bank of Scotland PLC
USD	4,051,440	SEK	31,485,000	8/18/2010	321,563	UBS AG
USD	8,487,720	CAD	8,884,000	8/18/2010	144,443	UBS AG
USD	339,733	CHF	361,000	8/18/2010	7,066	Royal Bank of Scotland PLC
USD	3,743,908	EUR	2,990,000	8/18/2010	163,544	Royal Bank of Scotland PLC
USD	9,009,900	SEK	68,707,000	8/18/2010	532,930	Royal Bank of Scotland PLC
USD	1,817,632	JPY	159,065,000	8/18/2010	22,666	UBS AG
USD	10,162,838	GBP	6,683,000	8/18/2010	337,081	UBS AG
EUR	34,196	USD	44,674	8/25/2010	111	Citigroup, Inc.
USD	3,300,509	CAD	3,448,276	9/15/2010	48,758	Morgan Stanley
Total unrealized appreciation					1,887,758

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

GBP	9,645,000	USD	14,452,598	8/18/2010	(701,034)	Royal Bank of Scotland PLC
EUR	18,381,000	USD	22,643,186	8/18/2010	(1,377,838)	UBS AG
NOK	41,320,000	USD	6,399,802	8/18/2010	(426,700)	Royal Bank of Scotland PLC
AUD	8,456,000	USD	7,106,972	8/18/2010	(535,822)	UBS AG
EUR	6,112,403	USD	7,891,633	8/25/2010	(73,647)	Citigroup, Inc.
USD	1,507,327	CAD	1,551,724	9/15/2010	(157)	Morgan Stanley
EUR	11,350,000	USD	13,929,480	9/16/2010	(902,654)	Morgan Stanley
EUR	6,000,000	USD	7,599,336	9/16/2010	(241,441)	Morgan Stanley
GBP	4,150,000	USD	6,149,790	9/21/2010	(369,437)	Morgan Stanley
JPY	1,600,000,000	USD	17,544,725	9/21/2010	(971,895)	Morgan Stanley
Total unrealized depreciation					(5,600,625)

Currency Abbreviations

ARS	Argentine Peso	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(l)
Corporate Bonds	$—	$257,731,961	$5,709,141	$263,441,102
Mortgage-Backed Securities Pass-Throughs	—	8,435,625	—	8,435,625
Asset-Backed	—	1,651,873	895,171	2,547,044
Commercial Mortgage-Backed Securities	—	8,838,088	—	8,838,088
Collateralized Mortgage Obligations	—	11,116,259	837,250	11,953,509
Government & Agency Obligations	—	83,608,501	1,708,290	85,316,791
Loan Participations and Assignments	—	14,487,718	—	14,487,718
Municipal Bonds and Notes	—	517,425	—	517,425
Preferred Securities	—	3,799,662	—	3,799,662
Other Investments	—	—	14,000	14,000
Common Stocks(l)	62,088	36,817	9,838	108,743
Warrants(l)	—	—	17	17
Open-End Investment Company	10,140,012	—	—	10,140,012
Short-Term Investments(l)	29,057,027	121,977	—	29,179,004
Derivatives(m)	84,222	2,178,812	14,068	2,277,102
Total	$39,343,349	$392,524,718	$9,187,775	$441,055,842

Liabilities
Derivatives(m)	$—	$(7,687,716)	$(248,018)	$(7,935,734)
Total	$—	$(7,687,716)	$(248,018)	$(7,935,734)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Asset-Backed		Collateralized Mortgage Obligation	Government & Agency Obligations	Loan Participations and Assignments	Other Investments	Common Stocks	Convertible Preferred Stocks	Warrants
Balance as of October 31, 2009	$5,599,096		$2,349,728		$—	$797,848	$1,010,846	$—	$9,838	$0	$8,324
Realized gain (loss)	—		1,865		—	(32,000)	(72,000)	—	—	(13,911)	—
Change in unrealized appreciation (depreciation)	306,296		82,453		0	81,017	155,445	0	0	13,911	(8,307)
Amortization premium/discount	38,535		—		—	1,425	12,557	—	—	—	—
Net purchases (sales)	—		(11,302)		837,250	860,000	(1,106,848)	14,000	—	0	—
Transfers into Level 3	11,650	(n)	—		—	—	—	—	—	—	—
Transfers (out) of Level 3	(246,436	)(o)	(1,527,573	)(o)	—	—	—	—	—	—	—
Balance as of July 31, 2010	$5,709,141		$895,171		$837,250	$1,708,290	$—	$14,000	$9,838	$—	$17
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$306,296		$82,453		$0	$(1,710)	$—	$0	$0	$—	$(8,307)

	Call Options Purchased	Total	Written Options
Balance as of October 31, 2009	$—	$9,775,680	$—
Realized gain (loss)	—	(116,046)	—
Change in unrealized appreciation (depreciation)	(320,472)	310,343	(66,758)
Amortization premium/discount	—	52,517	—
Net purchases (sales)	334,540	927,640	(181,260)
Transfers into Level 3	—	11,650	—
Transfers (out) of Level 3	—	(1,774,009)	—
Balance as of July 31, 2010	$14,068	$9,187,775	$(248,018)
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$(320,472)	$58,260	$(66,758)

Transfers between price levels are recognized at the beginning of the reporting period.
(n)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(o)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$(327,771)	$—	$—
Equity Contracts	$(111,028)	$—	$—	$—
Foreign Exchange Contracts	$—	$—	$(3,712,867)	$—
Interest Rate Contracts	$195,250	$(1,468,266)	$—	$(387,230)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010